Average Annual Total Returns - FidelityGovernmentMoneyMarketFund-ClassSPRO - FidelityGovernmentMoneyMarketFund-ClassSPRO - Fidelity Government Money Market Fund - Fidelity Government Money Market Fund - Class S - Return Before Taxes
	Jun. 29, 2024
Average Annual Return:
Past 1 year	4.78%
Since Inception	2.91%	[1]

[1]	A From December 2, 2021 .